Trade and Other Receivables (Details 1) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	$ 78,262,710	$ 81,327,991
Financing Receivables Within Three Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	7,217,042	8,235,786
Financing Receivables From Three to Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	3,545,237	2,852,716
Financing Receivables Past Due Over Six Months [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables, Net, Current, Total	$ 67,500,431	$ 70,239,489